Share Capital (Details 4) (Options To Employees and Directors [Member], CAD)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Options To Employees and Directors [Member]
Nonvested, beginning of period	556,663	473,336
Total options for shares, granted	195,000	325,000
Total options for shares, vested	(260,995)	(239,173)
Total options for shares, forfeited and cancelled	(6,667)	(2,500)
Nonvested, end of period	484,001	556,663
Weighted average exercise price, nonvested, beginning of period	8.80	12.17
Weighted average price, granted	2.58	5.88
Weighted average price, vested	10.59	11.51
Weighted average price, forfeited and cancelled	10.30	8.80
Weighted average exercise price, nonvested, end of period	5.31	8.80